Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2013	$ 95,717	$ 79	$ 58,302	$ 44,694	$ (5,929)		$ (1,429)
Beginning balance, Shares at Dec. 31, 2013		7,447,903
Net income	2,199			2,199
Restricted stock awards, shares		22,378
Net change in unrealized gain (losses) on securities available for sale, net of taxes	4,749						4,749
Net change in unrealized losses on derivatives, net of taxes	237						237
Cash dividend to common stockholders'	(1,164)			(1,164)
Common stock repurchase	(3,500)				(3,500)
Common stock repurchase, shares		(298,999)
Compensation expense, restricted stock awards	164		164
Ending balance at Dec. 31, 2014	98,402	$ 79	58,466	45,729	(9,429)		3,557
Ending balance, Shares at Dec. 31, 2014		7,171,282
Net income	2,404			2,404
Restricted stock awards, shares		2,034
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(1,340)						(1,340)
Net change in unrealized losses on derivatives, net of taxes	257						257
Cash dividend to common stockholders'	(1,009)			(1,009)
Common stock repurchase	(11,926)				(11,926)
Common stock repurchase, shares		(907,505)
Common stock issued					7,884	$ (7,884)
Common stock issued, shares		600,000
ESOP Shares Earned	652		(52)
ESOP Shares Earned, shares						704
Compensation expense, restricted stock awards	190		190
Ending balance at Dec. 31, 2015	87,630	$ 79	58,604	47,124	(13,471)	$ (7,180)	2,474
Ending balance, Shares at Dec. 31, 2015		6,865,811
Net income	2,904			2,904
Restricted stock awards	1	$ 1
Restricted stock awards, shares		11,679
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(1,926)						(1,926)
Cash dividend to common stockholders'	(993)			(993)
Common stock repurchase	$ (1,876)				(1,876)
Common stock repurchase, shares	(92,550)	(160,248)
ESOP Shares Earned	$ 553		(79)
ESOP Shares Earned, shares	600,000					632
Compensation expense, restricted stock awards	$ 135		135
Ending balance at Dec. 31, 2016	$ 86,428	$ 80	$ 58,660	$ 49,035	$ (15,347)	$ (6,548)	$ 548
Ending balance, Shares at Dec. 31, 2016		6,717,242